UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:      811-21522

S&P Quality Rankings Global Equity Managed Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

S&P Quality Rankings Global Equity Managed Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2004

Date of reporting period:      October 31, 2004

Item 1. Reports to Shareholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME           LIQUIDITY           EQUITIES           ALTERNATIVES           BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Annual Report

OCTOBER 31, 2004

BlackRock Dividend AchieversTM Trust (BDV)

BlackRock Strategic Dividend AchieversTM Trust (BDT)

S&P Quality Rankings Global Equity Managed Trust (BQY)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trusts’ Summaries	2

Portfolios of Investments	5

Financial Statements

Statements of Assets and Liabilities	12

Statements of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	18

Report of Independent Registered Public Accounting Firm	21

Trustees Information	22

Dividend Reinvestment Plans	24

Additional Information	24

Tax Information	24

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

October 31, 2004

Dear Shareholder:

     We are pleased to present the first annual report for BlackRock Dividend Achievers™ Trust, BlackRock Strategic Dividend Achievers™ Trust and S&P Quality Rankings Global Equity Managed Trust (the “Trusts”) for the fiscal period ended October 31, 2004. This report contains the Trusts’ audited financial statements and a listing of the portfolios’ holdings.

     The Trusts seek to provide long-term total return through a combination of current income and capital appreciation by investing in common stocks that pay above-average dividends and have the potential for capital appreciation.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, is recognized for its emphasis on risk management and proprietary analytics, and for its reputation for managing money for the world’s largest institutional investors. As of September 30, 2004, BlackRock’s assets under management totaled approximately $323 billion across various investment strategies. BlackRock is also a significant provider of risk management and advisory services that combine our capital markets expertise with our proprietarily developed risk management systems and technology. As of September 30, 2004, BlackRock provided risk management services to portfolios with aggregate assets of over $2.5 trillion. BlackRock Advisors, Inc. and its affiliate, BlackRock Financial Management, Inc., which manages the trust, are wholly owned subsidiaries of BlackRock.

     On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock Dividend Achievers Trust (BDV)

Trust Information

Symbol on New York Stock Exchange:	BDV

Initial Offering Date:	December 23, 2003

Closing Market Price as of 10/31/04:	$14.98

Net Asset Value as of 10/31/04:	$14.67

Current Quarterly Distribution per Share:[1]	$0.225

Current Annualized Distribution per Share:[1]	$0.900

1 The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	10/31/04	High	Low

Market Price	$14.98	$15.20	$12.73

NAV	$14.67	$15.23	$14.06

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown2

Composition	October 31, 2004

Financial Institutions	42%

Energy	17

Consumer Products	15

Telecommunications	9

Real Estate	5

Health Care	5

Industrials	4

Basic Materials	1

Conglomerates	1

Automotive	1

2 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock Strategic Dividend Achievers Trust (BDT)

Trust Information

Symbol on New York Stock Exchange:	BDT

Initial Offering Date:	March 30, 2004

Closing Market Price as of 10/31/04:	$14.54

Net Asset Value as of 10/31/04:	$14.96

Current Quarterly Distribution per Share:[1]	$0.225

Current Annualized Distribution per Share:[1]	$0.900

1 The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	10/31/04	High	Low

Market Price	$14.54	$15.12	$12.95

NAV	$14.96	$14.97	$13.32

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown2

Composition	October 31, 2004

Financial Institutions	47%

Energy	16

Consumer Products	12

Industrials	9

Real Estate	11

Basic Materials	2

Automotive	2

Health Care	1

2 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES
OCTOBER 31, 2004
S&P Quality Rankings Global Equity Managed Trust (BQY)

Trust Information

Symbol on American Stock Exchange:	BQY

Initial Offering Date:	May 28, 2004

Closing Market Price as of 10/31/04:	$13.80

Net Asset Value as of 10/31/04:	$15.29

Current Quarterly Distribution per Share:[1]	$0.1875

Current Annualized Distribution per Share:[1]	$0.7500

1 The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	10/31/04	High	Low

Market Price	$13.80	$15.13	$13.54

NAV	$15.29	$15.31	$14.14

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown2

Composition	October 31, 2004

Financial Institutions	23%

Real Estate	21

Energy	20

Consumer Products	8

Telecommunications	7

Technology	5

Health Care	5

Industrials	4

Conglomerates	3

Basic Materials	3

Aero & Defense	1

2 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock Dividend Achievers Trust (BDV)

Shares	Description	Value

	COMMON STOCKS—99.2%
	Automotive—0.7%
142,900	Genuine Parts Co.	$5,700,281

	Basic Materials—1.7%
80,000	PPG Industries, Inc.	5,100,000
225,500	RPM International, Inc.	3,975,565
167,000	Sonoco Products Co.	4,450,550

		13,526,115

	Conglomerates—0.8%
186,000	General Electric Co.	6,346,320

	Consumer Products—14.7%
679,000	Altria Group, Inc.	32,904,340
950,000	ConAgra Foods, Inc.	25,080,000
493,900	HJ Heinz Co.	17,953,265
61,200	Kimberly-Clark Corp.	3,651,804
1,213,400	Sara Lee Corp.	28,247,952
48,300	Stanley Works, The	2,150,316
164,300	Universal Corp.	7,521,654

		117,509,331

	Energy—17.3%
49,400	Black Hills Corp.	1,455,324
880,000	ChevronTexaco Corp.	46,692,800
614,100	Consolidated Edison, Inc.	26,682,645
267,700	Exxon Mobil Corp.	13,176,194
117,000	National Fuel Gas Co.	3,278,340
362,000	Nicor, Inc.	13,582,240
42,900	Peoples Energy Corp.	1,835,262
33,300	Piedmont Natural Gas Co.	1,516,149
199,700	Pinnacle West Capital Corp.	8,511,214
339,300	Progress Energy, Inc.	14,013,090
104,100	Vectren Corp.	2,693,067
67,600	WGL Holdings, Inc.	1,923,220
56,900	WPS Resources Corp.	2,702,750

		138,062,295

	Financial Institutions—42.3%
780,600	AmSouth Bancorp	20,600,034
74,100	Associated Banc Corp.	2,570,529
935,200	Bank of America Corp.	41,887,608
634,100	BB&T Corp.	26,067,851
415,300	Citigroup, Inc.	18,426,861
64,400	Citizens Banking Corp.	2,109,100
442,400	Comerica, Inc.	27,212,024
52,600	FirstMerit Corp.	1,374,438
109,800	Hibernia Corp.	3,184,200
59,100	Hudson United Bancorp	2,352,180
1,066,200	Keycorp	35,813,658
352,200	Lincoln National Corp.	15,426,360
124,500	Mercantile Bankshares Corp.	6,068,130
958,800	National City Corp.	37,364,436
66,000	People’s Bank	2,474,340
587,175	Regions Financial Corp.	20,598,099
59,000	Suntrust Bank Inc.	4,152,420
93,100	Valley National Bancorp	2,640,316
93,900	Washington Federal, Inc.	2,396,328
908,000	Washington Mutual, Inc.	35,148,680
469,700	Wells Fargo & Co.	28,050,484
62,300	Wilmington Trust Corp.	2,153,088

		338,071,164

	Health Care—4.6%
49,100	Abbott Laboratories	2,093,133
170,200	Eli Lilly & Co.	9,345,682
818,100	Merck & Co., Inc.	25,614,711

		37,053,526

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock Dividend Achievers Trust (BDV) (continued)

Shares	Description	Value

	Industrials—3.8%
27,900	Emerson Electric Co.	$1,786,995
512,000	Pitney Bowes, Inc.	22,400,000
134,400	RR Donnelley & Sons Co.	4,226,880
207,200	ServiceMaster Co.	2,660,448

		31,074,323

	Real Estate—4.7%
49,400	Camden Property Trust (REIT)	2,242,760
274,000	General Growth Properties, Inc. (REIT)	9,039,260
184,400	Health Care Property Investors, Inc. (REIT)	5,131,852
134,000	Kimco Realty Corp. (REIT)	7,309,700
76,200	Rouse Co., The (REIT)	5,082,540
243,200	United Dominion Realty Trust, Inc. (REIT)	5,126,656
93,450	Weingarten Realty Investors (REIT)	3,379,152

		37,311,920

	Telecommunications—8.6%
539,000	Alltel Corp.	29,607,270
1,538,000	SBC Communications, Inc.	38,849,880

		68,457,150

	Total Common Stocks (cost $757,747,415)	793,112,425

	WARRANTS—0.0%
27,400 [1]	General Growth Properties, Inc., expires 11/9/04, strike price $323, 1 for 1 (cost $0)	30,018

	MONEY MARKET FUND—0.5%
4,600,347	Fidelity Institutional Money Market Prime Portfolio (cost $4,600,347)	4,600,347

	Total Investments—99.7% (cost $762,347,762)	$797,742,790
	Assets in excess of liabilities—0.3%	2,277,222

	Net Assets—100.0%	$800,020,012

1 Non-income producing security.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock Strategic Dividend Achievers Trust (BDT)

Shares	Description	Value

	COMMON STOCKS—99.7%
	Automotive—2.1%
213,900	Genuine Parts Co.	$8,532,471

	Basic Materials—2.4%
36,273	Quaker Chemical Corp.	819,044
256,700	RPM International, Inc.	4,525,621
155,300	Sonoco Products Co.	4,138,745

		9,483,410

	Consumer Products—12.2%
118,900	Avery Dennison Corp.	7,233,876
225,300	McCormick & Co., Inc.	7,982,379
169,287	Meridian Bioscience, Inc.	2,268,446
199,700	Sherwin-Williams Co., The	8,531,184
86,000	Stanley Works, The	3,828,720
252,000	Supervalu, Inc.	7,431,480
72,200	Universal Corp.	3,305,316
159,900	VF Corp.	8,607,417

		49,188,818

	Energy—16.3%
79,500	American States Water Co.	1,955,700
174,200	Atmos Energy	4,496,102
59,600	Black Hills Corp.	1,755,816
66,000	California Water Service Group	1,946,340
98,800	Cleco Corp.	1,800,136
158,600	MDU Resources Group, Inc.	4,068,090
62,200	MGE Energy, Inc.	1,971,118
179,400	National Fuel Gas Co.	5,026,788
132,100	Nicor, Inc.	4,956,392
71,500	Otter Tail Corp.	1,849,705
109,500	Peoples Energy Corp.	4,684,410
111,100	Piedmont Natural Gas Co.	5,058,383
191,700	Pinnacle West Capital Corp.	8,170,254
113,500	UGI Corp.	4,384,505
182,200	Vectren Corp.	4,713,514
149,000	WGL Holdings, Inc.	4,239,050
92,600	WPS Resources Corp.	4,398,500

		65,474,803

	Financial Institutions—46.5%
115,900	Arthur J. Gallagher & Co.	3,256,790
125,550	Associated Banc Corp.	4,355,330
180,473	Bancorpsouth, Inc.	4,293,453
86,000	Bank of Hawaii Corp.	4,106,500
53,028	Chemical Financial Corp.	1,979,535
181,755	Cincinnati Financial Corp.	7,588,271
114,100	Citizens Banking Corp.	3,736,775
92,100	Community Bank System, Inc.	2,542,881
63,821	Community First Bankshares, Inc.	2,056,313
29,400	Community Trust Bancorp, Inc.	970,200
181,100	Compass Bancshares, Inc.	8,651,147
90,400	Corus Bankshares, Inc.	4,159,304
190,600	Fidelity National Financial, Inc.	7,193,244
84,400	First Charter Corp.	2,154,732
124,400	First Commonwealth Financial Corp.	1,806,288
79,859	First Federal Capital Corp.	2,659,305
32,173	First Financial Corp.	1,016,345
61,000	First Financial Holdings, Inc.	1,852,570
46,200	First Indiana Corp.	1,023,792
37,800	First Merchants Corp.	940,464
174,400	FirstMerit Corp.	4,557,072
94,300	FNB Corp.	1,935,979
70,625	Glacier Bancorp, Inc.	2,235,281
100,900	Harleysville Group, Inc.	2,101,747
76,650	Harleysville National Corp.	1,959,941
305,700	Hibernia Corp.	8,865,300
97,000	Hudson United Bancorp	3,860,600
131,600	Jefferson-Pilot Corp.	6,354,964
86,400	Mercantile Bankshares Corp.	4,211,136

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock Strategic Dividend Achievers Trust (BDT) (continued)

Shares	Description	Value

	Financial Institutions—(continued)
73,600	Mercury General Corp.	$3,785,248
79,875	National Penn Bancshares, Inc.	2,113,493
162,900	Old National Bancorp.	4,035,033
302,900	Old Republic International Corp.	7,072,715
16,100	Park National Corp.	2,091,390
128,700	People’s Bank	4,824,963
323,000	Popular, Inc.	8,307,560
135,400	Republic Bancorp, Inc.	2,262,534
59,800	S&T Bancorp, Inc.	2,155,192
36,416	Sterling Financial Corp.	965,024
129,336	Suntrust Bank, Inc.	9,102,668
78,900	Susquehanna Bancshares, Inc.	1,962,243
93,000	SWS Group, Inc.	1,785,600
311,700	Synovus Financial Corp.	8,475,123
150,000	TCF Financial Corp.	4,728,000
117,400	United Bankshares, Inc.	4,305,058
135,135	Valley National Bancorp	3,832,429
147,100	Washington Federal, Inc.	3,753,992
68,400	WesBanco, Inc.	2,073,888
84,000	Whitney Holding Corp.	3,663,240
98,600	Wilmington Trust Corp.	3,407,616

		187,128,268

	Industrials—9.4%
46,300	Bandag, Inc.	2,129,800
96,000	Federal Signal Corp.	1,595,520
295,600	Leggett & Platt, Inc.	8,315,228
54,900	McGrath Rentcorp	2,137,257
256,600	RR Donnelley & Sons Co.	8,070,070
607,500	ServiceMaster Co.	7,800,300
157,800	Vulcan Materials Co.	7,855,284

		37,903,459

	Health Care—0.4%
48,600	Mine Safety Appliances Co.	1,833,192

	Real Estate—10.4%
61,800	Camden Property Trust (REIT)	2,805,720
168,900	Commercial Net Lease Realty (REIT)	3,247,947
80,500	Eastgroup Properties (REIT)	2,852,115
76,700	Federal Realty Investment Trust (REIT)	3,639,415
67,800	General Growth Properties, Inc. (REIT)	2,236,722
97,300	Health Care Property Investors, Inc. (REIT)	2,707,859
63,600	Healthcare Realty Trust (REIT)	2,566,260
65,600	Kimco Realty Corp. (REIT)	3,578,480
61,400	Tanger Factory Outlet Centers (REIT)	2,901,150
43,100	The Rouse Co. (REIT)	2,874,770
143,900	United Dominion Realty Trust, Inc. (REIT)	3,033,411
105,100	Universal Health Realty (REIT)	3,302,241
81,400	Washington Real Estate Investment Trust (REIT)	2,560,030
96,650	Weingarten Realty Investors (REIT)	3,494,863

		41,800,983

	Total Common Stocks (cost $376,133,420)	401,345,404

	WARRANTS—0.0%
6,780[1]	General Growth Properties, Inc. Expires 11/9/04, Strike price $323, 1 for 1 (cost $0)	7,428

	MONEY MARKET FUND—0.3%
1,118,733	Fidelity Institutional Money Market Prime Portfolio (cost $1,118,733)	1,118,733

	Total Investments—100.0% (cost $377,252,153)	$402,471,565
	Assets in excess of liabilities—0.0%	98,484

	Net Assets—100.0%	$402,570,049

1 Non-income producing security.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
S&P Quality Rankings Global Equity Managed Trust (BQY)

Shares	Description	Value

	COMMON STOCKS—98.6%
	Australia—7.2%
551,600	Gunns Ltd.	$1,701,630
79,000	National Australia Bank Ltd.	1,668,183
126,100	Santos Ltd.	781,779
87,600	TABCORP Holdings Ltd.	981,491
59,000	Wesfarmers Ltd.	1,531,432

	Total Australia	6,664,515

	Austria—0.8%
7,500	Boehler-Uddeholm AG	715,531

	Canada—3.3%
18,400	Royal Bank of Canada	956,393
52,400	Toronto-Dominion Bank	2,104,162

	Total Canada	3,060,555

	Denmark—1.4%
46,300	Danske Bank A/S	1,290,008

	France—2.5%
19,200	AXA	412,023
19,400	M6-Metropole Television	503,922
5,300	Societe Generale	490,135
4,300	Total SA	891,583

	Total France	2,297,663

	Germany—0.7%
10,500	BASF AG	655,140

	Hong Kong—1.3%
22,600	Hang Seng Bank Ltd.	300,524
204,500	Hong Kong Electric Holding	914,331

	Total Hong Kong	1,214,855

	Italy—0.6%
65,400	Enel SpA	589,834

	Japan—0.7%
17,300	Toyota Motor Corp.	672,841

	Netherlands—2.9%
20,800	ABN Amro Holding NV	496,101
104,100	Koninklijke (Royal) KPN NV	830,279
24,800	Royal Dutch Petroleum Co.	1,343,584

	Total Netherlands	2,669,964

	Norway—0.4%
16,200	Ekornes ASA	368,133

	Singapore—1.1%
359,000	Singapore Press Holdings Ltd.	1,013,241

	Sweden—1.7%
81,300	Ratos AB	1,560,132

	United Kingdom—10.1%
55,300	Alliance & Leicester PLC	870,395
197,951	Barclays PLC	1,929,602
79,200	D.F.S. Furniture Co. PLC	668,997
232,500	Electrocomponents PLC	1,238,628
33,500	Gallaher Group PLC	422,003
41,700	GlaxoSmithKline PLC	876,391
46,100	Jardine Lloyd Thompson Group	387,714
193,500[1]	Rentokil Initial PLC	549,555
69,183	Scottish & Southern Energy	1,057,850
124,500	United Utilities PLC	1,309,422

	Total United Kingdom	9,310,557

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares	Description	Value

	United States—63.9%
	Aero & Defense—0.7%
6,900	United Technologies Corp.	$640,458

	Consumer Products—4.4%
43,100	Altria Group, Inc.	2,088,626
8,100	The Coca-Cola Co.	329,346
23,800	ConAgra Foods, Inc.	628,320
21,900	UST, Inc.	901,404

		3,947,696

	Conglomerates—2.4%
66,000	General Electric Co.	2,251,920

	Energy—11.1%
44,100	Ameren Corp.	2,116,800
12,800	ChevronTexaco Corp.	679,168
91,100	Duke Energy Corp.	2,234,683
16,200	Exxon Mobil Corp.	797,364
17,400	Nicor, Inc.	652,848
41,400	OGE Energy Corp.	1,050,318
10,700	Progress Energy, Inc.	441,910
8,600	Public Service Enterprise Group, Inc.	366,274
138,100	TECO Energy, Inc.	1,933,400

		10,272,765

	Financial Institutions—9.0%
55,700	Allied Capital Corp.	1,481,063
49,600	Bank of America Corp.	2,221,584
44,400	Citigroup, Inc.	1,970,028
5,900	Comerica, Inc.	362,909
17,300	Keycorp	581,107
13,800	Wachovia Corp.	679,098
17,600	Washington Federal, Inc.	449,152
14,100	Washington Mutual, Inc.	545,811

		8,290,752

	Health Care—4.1%
102,100	Bristol-Myers Squibb Co.	2,392,203
5,900	Johnson & Johnson	344,442
15,800	Merck & Co., Inc.	494,698
17,000	Pfizer, Inc.	492,150

		3,723,493

	Industrials—2.0%
22,600	Emerson Electric Co.	1,447,530
14,000	GATX Corp.	381,920

		1,829,450

	Real Estate—20.7%
68,300	AMLI Residential Properties Trust (REIT)	2,149,401
16,500	Agree Realty Corp. (REIT)	474,210
11,200	Colonial Properties Trust (REIT)	436,576
13,300	Duke Realty Corp. (REIT)	453,530
14,400	Equity Residential (REIT)	480,240
60,200	First Industrial Realty Trust, Inc. (REIT)	2,323,720
36,900	Healthcare Realty Trust, Inc. (REIT)	1,488,915
41,100	Health Care REIT, Inc. (REIT)	1,479,600
16,900	Kimco Realty Corp. (REIT)	921,895
10,800	Liberty Property Trust (REIT)	437,940
114,100	Nationwide Health Properties, Inc. (REIT)	2,575,237
17,800	New Plan Excel Realty Trust (REIT)	465,648
83,200	Reckson Associates Realty Corp. (REIT)	2,525,120
83,100	Thornburg Mortgage, Inc. (REIT)	2,374,167
7,900	Vornado Realty Trust (REIT)	530,880

		19,117,079

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares	Description	Value

	Technology—5.0%
20,400[1]	Cisco Systems, Inc.	$391,884
19,300	Hewlett-Packard Co.	360,138
41,400	Intel Corp.	921,564
4,600	International Business Machines Corp.	412,850
10,600	Linear Technology Corp.	401,528
62,200	Microsoft Corp.	1,740,978
9,300	Pitney Bowes, Inc.	406,875

		4,635,817

	Telecommunications—4.5%
62,600	BellSouth Corp.	1,669,542
88,800	SBC Communications, Inc.	2,243,088
13,500	Sprint Corp.	282,824

		4,195,454

	Total United States	58,904,884

	Total Common Stocks (cost $84,784,465)	90,987,853

	MONEY MARKET FUND—1.3%
1,205,674	Fidelity Institutional Money Market Prime Portfolio (cost $1,205,674)	1,205,674

	Total Investments—99.9% (cost $85,990,139)	$92,193,527
	Assets in excess of liabilities—0.1%	49,781

	Net Assets—100.0%	$92,243,308

1 Non-income producing security.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2004

			S&P
			Quality Rankings
	Dividend	Strategic Dividend	Global Equity
	Achievers Trust	Achievers Trust	Managed Trust
	(BDV)	(BDT)	(BQY)

Assets
Investments at value[1]	$797,742,790	$402,471,565	$92,193,527
Dividend and interest receivable	2,879,042	503,895	200,497
Other assets	78,436	27,313	19,778

	800,700,268	403,002,773	92,413,802

Liabilities
Investment advisory fee payable	237,138	154,401	57,406
Deferred Trustees’ fees	23,194	8,597	500
Licensing fee payable	264,066	129,800	44,333
Other accrued expenses	155,858	139,926	68,255

	680,256	432,724	170,494

Net Assets	$800,020,012	$402,570,049	$92,243,308

Composition of Net Assets:
Par value	$54,518	$26,908	$6,033
Paid-in capital in excess of par	764,378,081	377,071,066	86,117,444
Undistributed net investment income	192,385	274,195	119,677
Accumulated net realized loss	—	(21,532)	(215,931)
Net unrealized appreciation	35,395,028	25,219,412	6,203,812

Net assets October 31, 2004	$800,020,012	$402,570,049	$92,243,308

Net asset value per share[2]	14.67	14.96	15.29

[1]Investments at cost	$762,347,762	$377,252,153	$85,990,139
[2]Shares outstanding	54,518,315	26,908,028	6,033,028

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the period1 ended October 31, 2004

			S&P
			Quality Rankings
	Dividend	Strategic Dividend	Global Equity
	Achievers Trust	Achievers Trust	Managed Trust
	(BDV)	(BDT)	(BQY)

Investment Income
Dividend income	$25,313,024	$6,967,076	$1,665,180
Interest income	265,718	90,887	18,501

Total investment income	25,578,742	7,057,963	1,683,681

Expenses
Investment advisory	4,337,020	1,669,015	280,199
Transfer agent	28,270	11,802	8,578
Custodian	99,888	54,698	22,329
Reports to shareholders	124,397	59,016	23,592
Trustees	67,347	39,371	6,434
Registration	34,317	18,591	857
Independent accountants	29,060	32,000	29,656
Legal	60,056	30,097	6,434
Insurance	53,440	19,221	2,745
Organization	15,000	15,000	15,000
License fee	667,234	222,535	56,040
Miscellaneous	43,006	25,773	8,863

Total expenses	5,559,035	2,197,119	460,727

Net investment income	20,019,707	4,860,844	1,222,954

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,055,764	(67,095)	(270,707)
Foreign currency	—	—	(38,934)

	1,055,764	(67,095)	(309,641)

Net change in unrealized appreciation on:
Investments	35,395,028	25,219,412	6,203,388
Foreign currency	—	—	424

	35,395,028	25,219,412	6,203,812

Net gain	36,450,792	25,152,317	5,894,171

Net Increase in Net Assets Resulting
from Operations	$56,470,499	$30,013,161	$7,117,125

[1]	Commencement of investment operations for Dividend Achievers, Strategic Dividend Achievers and S&P Quality Rankings was December 23, 2003, March 30, 2004, and May 28, 2004, respectively.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the period1 ended October 31, 2004

			S&P
			Quality Rankings
	Dividend	Strategic Dividend	Global Equity
	Achievers Trust	Achievers Trust	Managed Trust
	(BDV)	(BDT)	(BQY)

Increase in Net Assets

Operations:
Net investment income	$20,019,707	$4,860,844	$1,222,954
Net realized gain (loss)	1,055,764	(67,095)	(309,641)
Net change in unrealized appreciation	35,395,028	25,219,412	6,203,812

Net increase in net assets resulting from operations	56,470,499	30,013,161	7,117,125

Distributions to Shareholders:
Ordinary income	(20,827,751)	(4,556,086)	(1,043,323)
Long-term gains	(70,335)	—	—
Tax return of capital	(15,682,716)	(7,552,527)	(87,870)

Total distributions	(36,580,802)	(12,108,613)	(1,131,193)

Capital Share Transactions:
Net proceeds from the issuance of shares	686,795,053	364,610,501	83,750,501
Net proceeds from the underwriters’ over-allotment
option exercised	85,950,000	20,055,000	2,506,875
Reinvestment of distributions	7,385,262	—	—

Net proceeds from capital share transactions	780,130,315	384,665,501	86,257,376

Total increase	800,020,012	402,570,049	92,243,308

Net Assets:
Beginning of period	—	—	—

End of period	$800,020,012	$402,570,049	$92,243,308

End of period undistributed net investment income	$192,385	$274,195	$100,921

[1]	Commencement of investment operations for Dividend Achievers, Strategic Dividend Achievers and S&P Quality Rankings was December 23, 2003, March 30, 2004, and May 28, 2004, respectively. This information includes the initial investments by BlackRock Funding, Inc.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Dividend Achievers Trust (BDV)
For the period December 23, 20031 through October 31, 2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period[2]	$14.33

Investment operations:
Net investment income	0.37
Net realized and unrealized gain	0.66

Net increase from investment operations	1.03

Distributions:
Ordinary income	(0.38)
Tax return of capital	(0.29)

Total distributions	(0.67)

Capital charges with respect to issuance of shares	(0.02)

Net asset value, end of period	$14.67

Market price, end of period	$14.98

TOTAL INVESTMENT RETURN[3]	4.62%

RATIOS TO AVERAGE NET ASSETS:[4]
Total expenses	0.83%
Net investment income	3.00%
SUPPLEMENTAL DATA:
Average net assets (000)	$777,731
Portfolio turnover	6%
Net assets, end of period (000)	$800,020

[1]	Commencement of investment operations was December 23, 2003. This information includes the initial investment by BlackRock Funding, Inc.

[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

[3]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the audited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Strategic Dividend Achievers Trust (BDT)
For the period March 30, 20041 through October 31, 2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period[2]	$14.33

Investment operations:
Net investment income	0.18
Net realized and unrealized gain	0.92

Net increase from investment operations	1.10

Distributions:
Ordinary income	(0.17)
Tax return of capital	(0.28)

Total distributions	(0.45)

Capital charges with respect to issuance of shares	(0.02)

Net asset value, end of period	$14.96

Market price, end of period	$14.54

TOTAL INVESTMENT RETURN[3]	0.01%

RATIOS TO AVERAGE NET ASSETS:[4]
Total expenses	0.99%
Net investment income	2.18%
SUPPLEMENTAL DATA:
Average net assets (000)	$377,074
Portfolio turnover	1%
Net assets, end of period (000)	$402,570

[1]	Commencement of investment operations was March 30, 2004. This information includes the initial investment by BlackRock Funding, Inc.

[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

[3]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the audited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
S&P Quality Rankings Global Equity Managed Trust (BQY)
For the period May 28, 20041 through October 31, 2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period[2]	$14.33

Investment operations:
Net investment income	0.21
Net realized and unrealized gain	0.96

Net increase from investment operations	1.17

Distributions:
Ordinary income	(0.17)
Tax return of capital	(0.02)

Total distributions	(0.19)

Capital charges with respect to issuance of shares	(0.02)

Net asset value, end of period	$15.29

Market price, end of period	$13.80

TOTAL INVESTMENT RETURN[3]	(6.80)%

RATIOS TO AVERAGE NET ASSETS:[4]
Total expenses	1.23%
Net investment income	3.27%
SUPPLEMENTAL DATA:
Average net assets (000)	$87,094
Portfolio turnover	4%
Net assets, end of period (000)	$92,243

[1]	Commencement of investment operations was May 28, 2004. This information includes the initial investment by BlackRock Funding, Inc.

[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

[3]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the audited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

BlackRock Dividend AchieversTM Trust (“Dividend Achievers”), BlackRock Strategic Dividend AchieversTM Trust (“Strategic Dividend Achievers”) and S&P Quality Rankings Global Equity Managed Trust (“S&P Quality Rankings”) (collectively, the “Trusts”) are organized as Delaware statutory trusts and registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Dividend Achievers was organized on September 29, 2003, and had no transactions until December 15, 2003, when the Trust sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for Dividend Achievers commenced on December 23, 2003. Strategic Dividend Achievers was organized on January 22, 2004, and had no transactions until March 10, 2004, when the Trust sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for Strategic Dividend Achievers commenced on March 30, 2004. S&P Quality Rankings was organized on February 18, 2004, and had no transactions until May 11, 2004, when the Trust sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for S&P Quality Rankings commenced on May 28, 2004.

Investment Valuation: Each Trust values its investments primarily by using market quotations. Short-term debt investments having a remaining maturity of 60 days or less when purchased and debt investments originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less may be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments or other assets for which current market quotations are not readily available are valued at their fair value (“Fair Value Assets”) as determined in good faith under procedures established by and under the general supervision and responsibility of each Trust’s Board of Trustees (the “Board”). The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board of Trustees.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arms-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax.

Federal Income Taxes: It is each Trust’s intention to elect to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provisions are required.

Dividends and Distributions: The Trusts declare and pay dividends and distributions to common shareholders quarterly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax-free return of capital. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”), accumulated net realized gain (“Accumulated Gain”) and paid-in capital (“PIC”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

Trust	UNII	Accumulated Gain	PIC

Dividend Achievers	$16,753,480	$(1,055,764)	$(15,697,716)
Strategic Dividend Achievers	7,521,964	45,563	(7,567,527)
S&P Quality Rankings	27,916	93,710	(121,626)

Note 2. Agreements

     Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. a wholly owned subsidiary of BlackRock, Inc. serves as sub-advisor to each Trust. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement covers both investment advisory and administration services.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly, accrued daily and payable monthly based on an annual rate, 0.65% for Dividend Achievers, 0.75% for Strategic Dividend Achievers and 0.75% for S&P Quality Rankings, of each Trust’s average weekly managed assets. Because the Trusts have no present intention of borrowing for investment purposes, the Trusts’ “managed assets” will generally be equal to the Trusts’ net assets.

     Pursuant to the Investment Management Agreement, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of the Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs. Each Trust bears all other costs and expenses, which may include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support and compliance support to the Trust.

Dividend Achievers Universe: Dividend Achievers and Strategic Dividend Achievers have been granted a revocable license by Mergent®, Inc. (“Mergent®”) to use the Dividend AchieverTM universe of common stocks. If Mergent® revokes each Trust’s license to use the Dividend AchieversTM universe, the Board of that Trust may need to adopt a new investment strategy and/or new investment policies. There is no assurance that a Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. ‘’Mergent®’’ and ‘’Dividend AchieversTM’’ are trademarks of Mergent® and have been licensed for use by Dividend Achievers and Strategic Dividend Achievers. The products are not sponsored, endorsed, sold or promoted by Mergent® and Mergent® makes no representation regarding the advisability of investing in either Trust.

S&P Quality Rankings: S&P Quality Rankings has been granted a license by Standard & Poor’s®, (“S&P®”) to use the S&P Quality Rankings and the S&P International Quality Rankings. If S&P® terminates the license to use either the S&P Quality Rankings or the S&P International Quality Rankings, the Board may need to adopt a new investment strategy and/or new investment polices. There is no assurance that the Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s Earnings and Dividend Rankings”, “S&P Earnings and Dividend Rankings”, “Standard & Poor’s Quality Rankings”, “Standard & Poor’s International Quality Rankings”, “S&P International Quality Rankings” and “S&P Quality Rankings” are trademarks of Standard & Poor’s® and have been licensed for use by the Trust. The Trust is not sponsored, managed, advised, sold or promoted by Standard & Poor’s®.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the period ended October 31, 2004 were as follows:

Trust	Purchases	Sales

Dividend Achievers	$805,840,860	$49,149,210
Strategic Dividend Achievers	381,175,600	4,975,085
S&P Quality Rankings	88,717,869	3,660,488

     At October 31, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

Trust	Cost	Appreciation	Depreciation	Net

Dividend Achievers	$762,132,183	$58,477,176	$22,866,569	$35,610,607
Strategic Dividend Achievers	376,969,361	30,624,076	5,121,872	25,502,204
S&P Quality Rankings	85,869,962	7,947,385	1,623,396	6,323,989

     For Federal income tax purposes, the following Trusts had capital loss carryforwards as of October 31, 2004. These amounts may be used to offset future realized capital gains, if any:

	Capital Loss
Trust	Carryforward Amount	Expires

Strategic Dividend Achievers	$21,532	2012
S&P Quality Rankings	215,931	2012

Note 4. Distributions to Shareholders

The tax character of distributions paid during the period ended October 31, 2004 were as follows:

Distributions Paid From:	Ordinary	Long-term	Return of	Total
	Income	Gains	Capital	Distributions

Dividend Achievers	$20,827,751	$70,335	$15,682,716	$36,580,802
Strategic Dividend Achievers	4,556,086	—	7,552,527	12,108,613
S&P Quality Rankings	1,024,567	—	106,626	1,131,193

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
Trust	Ordinary Income	Long-term Gains	Net Appreciation

Dividend Achievers	$—	$—	$35,587,413
Strategic Dividend Achievers	—	—	25,493,607
S&P Quality Rankings	—	—	6,323,489

Note 5. Capital

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. At October 31, 2004, the shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

	Common Shares	Common Shares
Trust	Outstanding	Owned

Dividend Achievers	54,518,315	8,028
Strategic Dividend Achievers	26,908,028	8,028
S&P Quality Rankings	6,033,028	8,028

Transactions in common shares of beneficial interest for the period ended October 31, 2004, were as follows:

				Net Increase
	Initial Public	Underwriters’ Exercising	Reinvestment	in Shares
Trust	Offering	the Over-allotment Option	of Distributions	Outstanding

Dividend Achievers	48,008,028	6,000,000	510,287	54,518,315
Strategic Dividend Achievers	25,508,028	1,400,000	—	26,908,028
S&P Quality Rankings	5,858,028	175,000	—	6,033,028

     Offering costs incurred in connection with the Trusts’ offering of common shares have been charged against the proceeds from the initial common share offering of the common shares for Dividend Achievers, Strategic Dividend Achievers, and S&P Quality Rankings in the amounts of $921,289, $657,500 and $135,625, respectively.

Note 6. Distributions

Subsequent to October 31, 2004, the Board declared distributions per common share for S&P Quality Rankings payable November 30, 2004, to shareholders of record on November 15, 2004, and for Dividend Achievers and Strategic Dividend Achievers payable December 31, 2004, to shareholders of record on December 15, 2004.

The per share distributions declared were as follows:

Distribution Per
Trust	Common Share

Dividend Achievers	$0.2250
Strategic Dividend Achievers	0.2250
S&P Quality Rankings	0.1875

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of:
BlackRock Dividend Achievers™ Trust
BlackRock Strategic Dividend Achievers™ Trust
S&P Quality Rankings Global Equity Managed Trust
(collectively the “Trusts”)

We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of October 31, 2004, and the related statements of operations for the period then ended, and the statements of changes in net assets and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Trusts as of October 31, 2004, the results of their operations for the period then ended, and the changes in their net assets and their financial highlights for the period presented in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 23, 2004

TRUSTEES INFORMATION (Unaudited)

Independent Trustees

Name, address, age		Andrew F. Brimmer	Richard E. Cavanagh	Kent Dixon	Frank J. Fabozzi
		P.O. Box 4546	P.O. Box 4546	P.O. Box 4546	P.O. Box 4546
		New York, NY 10163-4546	New York, NY 10163-4546	New York, NY 10163-4546	New York, NY 10163-4546
	:	Age: 77	Age: 58	Age: 67	Age: 56

Current positions held with		Lead Trustee	Trustee	Trustee	Trustee
the Trusts		Audit Committee Chairman[2]	Audit Committee Member	Audit Committee Member[2]	Audit Committee Member[3]

Term of office and length		3 years4 / since inception	3 years4 / since inception	3 years4 / since inception	3 years4 / since inception
of time served

Principal occupations		President of Brimmer &	President and Chief Executive	Consultant/Investor. Former	Consultant. Editor of THE
during the past five years		Company, Inc., a Washington,	Officer of The Conference	President and Chief Executive	JOURNAL OF PORTFOLIO
		D.C.-based economic and	Board, Inc., a leading global	Officer of Empire Federal	MANAGEMENT and
		financial consulting firm, also	business research organization,	Savings Bank of America and	Frederick Frank Adjunct
		Wilmer D. Barrett Professor of	from 1995-present. Former	Banc PLUS Savings	Professor of Finance at the
		Economics, University of	Executive Dean of the John F.	Association, former Chairman	School of Management at Yale
		Massachusetts – Amherst.	Kennedy School of Government	of the Board, President and	University. Author and editor of
		Formerly member of the Board	at Harvard University from	Chief Executive Officer of	several books on fixed income
		of Governors of the Federal	1988-1995. Acting Director,	Northeast Savings.	portfolio management. Visiting
		Reserve System. Former	Harvard Center for Business		Professor of Finance and
		Chairman, District of Columbia	and Government (1991-1993).		Accounting at the Sloan School
		Financial Control Board.	Formerly Partner (principal) of		of Management, Massachusetts
			McKinsey & Company, Inc.		Institute of Technology from
			(1980- 1988). Former Executive		1986 to August 1992.
Director of Federal Cash
Management, White House
Office of Management and
Budget (1977-1979). Co-author,
THE WINNING PERFOR-
MANCE (best selling manage-
ment book published in 13
national editions).

Number of portfolios		52	52	52	52
overseen within the fund
complex

Other Directorships held		Director of CarrAmerica Realty	Trustee: Aircraft Finance Trust	Former Director of ISFA (the	Director, Guardian Mutual
outside of the fund		Corporation and Borg-Warner	(AFT) and Educational Testing	owner of INVEST, a national	Funds Group (18 portfolios).
complex		Automotive. Formerly Director	Service (ETS). Director, Arch	securities brokerage service
		of Airborne Express,	Chemicals, Fremont Group and	designed for banks and thrift
		BankAmerica Corporation	The Guardian Life Insurance	institutions).
		(Bank of America), BellSouth	Company of America.
Corporation, College
Retirement Equities Fund
(Trustee), Commodity
Exchange, Inc. (Public
Governor), Connecticut Mutual
Life Insurance Company, E.I.
du Pont de Nemours &
Company, Equitable Life
Assurance Society of the
United States, Gannett
Company, Mercedes-Benz of
North America, MNC Financial
Corporation (American
Security Bank), NCM Capital
Management, Navistar
International Corporation, PHH
Corp. and UAL Corporation
(United Airlines).

For “Interested Director/
Trustee” relationships,
events or transactions by
reason of which the Trustee
is an interested person as
defined in Section 2(a)(19)
of the 1940 Act

[1]	Interested Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.

[2]	The Board of each Trust has determined that each Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[3]	Appointed Audit Committee Member on May 25, 2004.

Independent Trustees (continued)			Interested Trustees[1]

R. Glenn Hubbard	James Clayburn La Force, Jr.	Walter F. Mondale	Ralph L. Schlosstein	Robert S. Kapito
P.O. Box 4546	P.O. Box 4546	P.O. Box 4546	BlackRock, Inc.	BlackRock, Inc.
New York, NY 10163-4546	New York, NY 10163-4546	New York, NY 10163-4546	40 East 52nd Street	40 East 52nd Street
Age: 46	Age: 75	Age: 76	New York, NY 10022	New York, NY 10022
			Age: 53	Age: 47

Trustee	Trustee	Trustee	Chairman of the Board	President and Trustee

3 years4 / since November 16,	3 years4 / since inception	3 years4 / since inception	3 years4 / since inception	3 years4 / since inception
2004

Dean of Columbia Business	Dean Emeritus of the John E.	Senior Counsel, Dorsey &	Director since 1999 and	Vice Chairman of BlackRock,
School since July 1, 2004.	Anderson Graduate School of	Whitney, LLP, a law firm	President of BlackRock, Inc.	Inc. Head of the Portfolio
Columbia faculty member since	Management, University of	(January 2004-present);	since its formation in 1998 and	Management Group. Also a
1988. Co-director of Columbia	California since July 1, 1993.	Partner, Dorsey & Whitney,	of BlackRock, Inc.’s predeces-	member of the Management
Business School’s	Acting Dean of the School of	LLP, (December 1996-	sor entities since 1988. Member	Committee, the Investment
Entrepreneurship Program 1994-	Business, Hong Kong	December 2003, September	of the Management Committee	Strategy Group, the Fixed
1997. Visiting professor at	University of Science and	1987-August 1993). Formerly	and Investment Strategy Group	Income and Global Operating
Harvard’s Kennedy School of	Technology 1990-1993. From	U.S. Ambassador to Japan	of BlackRock, Inc. Formerly,	Committees and the Equity
Government and Harvard	1978 to September 1993, Dean	(1993-1996). Formerly Vice	Managing Director of Lehman	Investment Strategy Group.
Business School, as well as the	of the John E. Anderson	President of the United States,	Brothers, Inc. and Co-head of	Responsible for the portfolio
University of Chicago. Visiting	Graduate School of	U.S. Senator and Attorney	its Mortgage and Savings	management of the Fixed
scholar at the American Enterprise	Management, University of	General of the State of	Institutions Group. Chairman	Income, Domestic Equity and
Institute in Washington and mem-	California.	Minnesota. 1984 Democratic	and President of the BlackRock	International Equity, Liquidity,
ber of International Advisory		Nominee for President of the	Liquidity Funds and Director of	and Alternative Investment
Board of the MBA Program of		United States.	several of BlackRock’s alterna-	Groups of BlackRock.
Ben-Gurion University. Deputy			tive investment vehicles.
assistant secretary of the U.S.
Treasury Department for Tax
Policy 1991 -1993. Chairman of
the U.S. Council of Economic
Advisers under the President of
the United States 2001 - 2003.

52	52	52	62	52

Director of ADP, Dex Media,	Payden & Rygel Investment	Director of United Health	Member of the Visiting Board	Chairman of the Hope and
KKR Financial Corporation,	Trust, Metzler-Payden	Foundation and the Japan	of Overseers of the John F.	Heroes Children’s Cancer
and Ripplewood Holdings.	Investment Trust, Advisors	Society. Member of the Hubert	Kennedy School of Government	Fund. President of the Board
Formerly on the advisory	Series Trust, Arena	H. Humphrey Institute of	at Harvard University, a member	of Directors of the Periwinkle
boards of the Congressional	Pharmaceuticals, Inc. and	Public Affairs Advisory Board,	of the board of the Financial	National Theatre for Young
Budget Office, the Council on	CancerVax Corporation.	The Mike and Maureen	Institutions Center of The	Audiences. Director of
Competitiveness, the American		Mansfield Foundation, Dean’s	Wharton School of the Univer-	icruise.com, Corp.
Council on Capital Formation,		Board of Visitors of the	sity of Pennsylvania, a trustee of
the Tax Foundation and the		Medical School at the	the American Museum of
Center for Addiction and		University of Minnesota, and	Natural History, a trustee of
Substance Abuse. Trustee of		the Mayo Foundation Advisory	Trinity School in New York City,
Fifth Avenue Presbyterian		Council to the President.	a member of the Board of
Church of New York.			Advisors of Marujupu LLC, and
a trustee of New Visions for
Public Education and of The
Public Theater in New York City.
Formerly, a director of Pulte
Corporation, the nation’s largest
homebuilder, a Trustee of
Denison University and a mem-
ber of Fannie Mae’s Advisory
Council.

			Director and President of the	Director and Vice Chairman
			Advisor	of the Advisor.

[4]	The Board is classified into three classes of which one class is elected annually. Each Trustee serves a three year-term concurrent with the class from which he is elected.

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions reinvested by The Bank of New York (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

     The Plan Agent serves as agent for the shareholders in administering the Plan. After a Trust declares a distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the distribution payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the distribution amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. If, on the distribution payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases.

     Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared distribution.

     The Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. The automatic reinvestment of distributions will not relieve participants of any Federal income tax that may be payable on such distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at The Bank of New York, Dividend Reinvestment Department, P.O. Box 1958, Newark, New Jersey 07101-9774; or by calling 1-866-216-0242.

ADDITIONAL INFORMATION

     On August 25, 2004, BlackRock, Inc., the parent of BlackRock Advisors, Inc., the Trusts’ investment advisor, entered into an agreement with MetLife, Inc.® to acquire SSRM Holdings, Inc., the parent of State Street Research & Management Company, the investment advisor to the State Street Research mutual funds. Management believes there will be no impact to the Trusts as a result of this transaction.

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/funds/cefunds/index.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor; Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay and Anne Ackerley—Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea and James Kong—Managing Directors of the Sub-Advisor, Vincent B. Tritto—Director of the Sub-Advisor, and Brian P. Kindelan—Director of the Advisor.

TAX INFORMATION

     The information set forth below is for each Trusts’ tax year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January 2005. Please consult your tax advisor for proper treatment of this information.

For the tax year ended October 31, 2004, each trust designates distributions paid during the year as follows:

	Long-Term	Ordinary	Return of
	Capital Gains	Income	Capital	Total
	Distributions	Distributions	Distributions	Distributions	Qualifying	Corporate
	(Tax Basis) A	(Tax Basis) A	(Tax Basis) A	(Tax Basis) A	Dividends B	Shareholders C

Dividend Achievers	$0.0013	$0.3820	$0.2877	$0.6710	94.49%	94.49%
Strategic Dividend Achievers	—	0.1693	0.2807	0.4500	81.69%	81.69%
S&P Quality Rankings	—	0.1698	0.0177	0.1875	74.75%	45.57%

A	Per share date based on common shares outstanding at tax year end.

B	The percentage of dividends from ordinary income at tax year end for taxable non-corporate shareholders representing qualified dividend income subject to the 15% rate category.

C	The percentage of dividends from ordinary income at tax year end which qualify for corporate dividend received deduction.

BlackRock Closed-End Funds

Trustees	Custodian
Ralph L. Schlosstein, Chairman	The Bank of New York
Andrew F. Brimmer	100 Colonial Center Parkway
Richard E. Cavanagh	Suite 200
Kent Dixon	Lake Mary, FL 32746
Frank J. Fabozzi
R. Glenn Hubbard[1]	Transfer Agent
Robert S. Kapito	The Bank of New York
James Clayburn La Force, Jr.	P.O. Box 11258
Walter F. Mondale	Church Street Station
New York, NY 10286
Officers	(800) 216-0242
Robert S. Kapito, President
Henry Gabbay, Treasurer	Independent Registered Public Accounting Firm
Bartholomew Battista, Chief Compliance Officer	Deloitte & Touche LLP
Anne Ackerley, Vice President	200 Berkeley Street
Richard M. Shea, Vice President/Tax	Boston, MA 02116
James Kong, Assistant Treasurer
Vincent B. Tritto, Secretary	Legal Counsel
Brian P. Kindelan, Assistant Secretary	Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
Investment Advisor	New York, NY 10036
BlackRock Advisors, Inc.
100 Bellevue Parkway	Legal Counsel – Independent Trustees
Wilmington, DE 19809	Debevoise & Plimpton LLP
(800) 227-7BFM	919 Third Avenue
New York, NY 10022
Sub-Advisor
BlackRock Financial Management, Inc.	This report is for shareholder information. This is not a
40 East 52nd Street	prospectus intended for use in the purchase or sale of Trust
New York, NY 10022	shares. Statements and other information contained in this report are as dated and are subject to change.
Accounting Agent
The Bank of New York	BlackRock Closed-End Funds
101 Barclay Street, 13 West	c/o BlackRock Advisors, Inc.
New York, NY 10286	100 Bellevue Parkway
Wilmington, DE 19809
[1] Appointed November 16, 2004.	(800) 227-7BFM

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (866)216-0242.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (866)216-0242. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request, by calling (866)216-0242 or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, when available, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q, when available, may also be obtained, upon request, by calling (866)216-0242.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-3

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer and Mr. Kent Dixon. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $41,600 for the fiscal year ended October 31, 2004 and $0 for the fiscal year ended October 31, 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 for the fiscal year ended October 31, 2004 and $0 for the fiscal year ended October 31, 2003. The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended October 31, 2004 and $0 for the fiscal year ended October 31, 2003. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e) Audit Committee Pre-Approval Policies and Procedures

      (1) The Registrant has polices and procedures (the "Policy") for the pre-approval by the Registrant's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the Registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

      For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

      In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the

Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

     Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

     The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

     In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority.)

     Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

     (2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant that directly impacted the Trust for each of the last two fiscal years were $0 for the fiscal year ended October 31, 2004 and $0 for the fiscal year ended October 31, 2003.

     (h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank Fabozzi.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics attached as EX-99.CODE ETH.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      S&P Quality Rankings Global Equity Managed Trust

By: /s/ Henry Gabbay
_______________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: January 4, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_______________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: January 4, 2005

By: /s/ Henry Gabbay
_______________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: January 4, 2005